Fees and Expenses	Jun. 17, 2024
The U.S. Equity Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Expenses Restated to Reflect Current [Text]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2023.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Maximum Sales Charges	None
Maximum Redemption Fee	None

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees* (based on asset allocations among Specialist Managers as of June 30, 2023, see "Advisory Services – Specialist Managers")	0.13%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses**	0.22%

*  Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.

**  Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2023.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

Expense Example, With Redemption [Table]
1 Year	$23
3 Years	$71
5 Years	$124
10 Years	$280

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	11.00%
The Institutional U.S. Equity Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Expenses Restated to Reflect Current [Text]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2023.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Maximum Sales Charges	None
Maximum Redemption Fee	None

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees* (based on asset allocations among Specialist Managers as of June 30, 2023, see "Advisory Services – Specialist Managers")	0.15%
Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.04%
Total Annual Portfolio Operating Expenses**	0.28%

*  Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.

**  Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2023.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

Expense Example, With Redemption [Table]
1 Year	$29
3 Years	$90
5 Years	$157
10 Years	$356

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	39.00%
The ESG Growth Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Expenses Restated to Reflect Current [Text]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2023.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Maximum Sales Charges	None
Maximum Redemption Fee	None

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees* (based on asset allocations among Specialist Managers as of June 30, 2023, see "Advisory Services – Specialist Managers")	0.19%
Other Expenses	0.14%
Total Annual Portfolio Operating Expenses**	0.33%

*  Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.

**  Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2023.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

Expense Example, With Redemption [Table]
1 Year	$34
3 Years	$106
5 Years	$185
10 Years	$418

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	12.00%
The Catholic SRI Growth Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Expenses Restated to Reflect Current [Text]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2023.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Maximum Sales Charges	None
Maximum Redemption Fee	None

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees* (based on asset allocations among Specialist Managers as of June 30, 2023, see "Advisory Services – Specialist Managers")	0.10%
Other Expenses	0.41%
Total Annual Portfolio Operating Expenses**	0.51%

*  Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.

**  Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2023.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
1 Year	$52
3 Years	$164
5 Years	$285
10 Years	$640

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	11.00%
The International Equity Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Expenses Restated to Reflect Current [Text]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2023.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Maximum Sales Charges	None
Maximum Redemption Fee	None

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees* (based on asset allocations among Specialist Managers as of June 30, 2023, see "Advisory Services – Specialist Managers")	0.09%
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses**	0.22%

*  Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.

**  Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2023.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

Expense Example, With Redemption [Table]
1 Year	$23
3 Years	$71
5 Years	$124
10 Years	$280

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	8.00%
The Institutional International Equity Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Expenses Restated to Reflect Current [Text]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2023
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Maximum Sales Charges	None
Maximum Redemption Fee	None

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees* (based on asset allocations among Specialist Managers as of June 30, 2023, see "Advisory Services – Specialist Managers")	0.16%
Other Expenses	0.12%
Acquired Fund Fees and Expenses	0.27%
Total Annual Portfolio Operating Expenses**	0.55%

*  Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.

**  Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2023

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

Expense Example, With Redemption [Table]
1 Year	$56
3 Years	$176
5 Years	$307
10 Years	$689

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	26.00%
The Emerging Markets Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Expenses Restated to Reflect Current [Text]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2023.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Maximum Sales Charges	None
Maximum Redemption Fee	None

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees* (based on asset allocations among Specialist Managers as of June 30, 2023, see "Advisory Services – Specialist Managers")	0.20%
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses**	0.42%

*  Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.

**  Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2023.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

Expense Example, With Redemption [Table]
1 Year	$43
3 Years	$135
5 Years	$235
10 Years	$530

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	6.00%
The Core Fixed Income Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Expenses Restated to Reflect Current [Text]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2023.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Maximum Sales Charges	None
Maximum Redemption Fee	None

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees* (based on asset allocations among Specialist Managers as of June 30, 2023, see "Advisory Services – Specialist Managers")	0.06%
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses**	0.32%

*  Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.

**  Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2023.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio's Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

Expense Example, With Redemption [Table]
1 Year	$33
3 Years	$103
5 Years	$180
10 Years	$406

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	45.00%
The Corporate Opportunities Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Expenses Restated to Reflect Current [Text]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2023.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Maximum Sales Charges	None
Maximum Redemption Fee	None

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees* (based on asset allocations among Specialist Managers as of June 30, 2023, see "Advisory Services – Specialist Managers")	0.17%
Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.56%
Total Annual Portfolio Operating Expenses**	0.84%

*  Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.

**  Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2023.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio's Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

Expense Example, With Redemption [Table]
1 Year	$86
3 Years	$268
5 Years	$466
10 Years	$1,037

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover was 93% of the average value of its portfolio.

Portfolio Turnover, Rate	93.00%
The U.S. Government Fixed Income Securities Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Expenses Restated to Reflect Current [Text]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2023.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Maximum Sales Charges	None
Maximum Redemption Fee	None

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees* (based on asset allocations among Specialist Managers as of June 30, 2023, see "Advisory Services – Specialist Managers")	0.03%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses**	0.13%

*  Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.

**  Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2023.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

Expense Example, With Redemption [Table]
1 Year	$13
3 Years	$42
5 Years	$73
10 Years	$166

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	45.00%
The U.S. Corporate Fixed Income Securities Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Expenses Restated to Reflect Current [Text]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2023.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Maximum Sales Charges	None
Maximum Redemption Fee	None

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees* (based on asset allocations among Specialist Managers as of June 30, 2023, see "Advisory Services – Specialist Managers")	0.09%
Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses**	0.21%

*  Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.

**  Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2023.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

Expense Example, With Redemption [Table]
1 Year	$22
3 Years	$68
5 Years	$118
10 Years	$268

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	37.00%
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Expenses Restated to Reflect Current [Text]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2023.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Maximum Sales Charges	None
Maximum Redemption Fee	None

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees* (based on asset allocations among Specialist Managers as of June 30, 2023, see "Advisory Services – Specialist Managers")	0.05%
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses**	0.20%

*  Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.

**  Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2023.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

Expense Example, With Redemption [Table]
1 Year	$20
3 Years	$64
5 Years	$113
10 Years	$255

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	12.00%
The Short-Term Municipal Bond Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Expenses Restated to Reflect Current [Text]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2023.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Maximum Sales Charges	None
Maximum Redemption Fee	None

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees* (based on asset allocations among Specialist Managers as of June 30, 2023, see "Advisory Services – Specialist Managers")	0.13%
Other Expenses	0.11%
Total Annual Portfolio Operating Expenses**	0.24%

*  Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.

**  Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2023.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

Expense Example, With Redemption [Table]
1 Year	$25
3 Years	$77
5 Years	$135
10 Years	$306

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	30.00%
The Intermediate Term Municipal Bond Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Expenses Restated to Reflect Current [Text]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2023.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Maximum Sales Charges	None
Maximum Redemption Fee	None

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees* (based on asset allocations among Specialist Managers as of September 1, 2023, see "Advisory Services – Specialist Managers")	0.17%
Other Expenses	0.12%
Acquired Fund Fees and Expenses	0.09%
Total Annual Portfolio Operating Expenses**	0.38%

*  Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.

**  Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2023.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio, that your investment has a 5% return each year and that the Portfolio's Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

Expense Example, With Redemption [Table]
1 Year	$39
3 Years	$122
5 Years	$213
10 Years	$480

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	25.00%